Commitments and contingencies - Additional information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jan. 31, 2019	Jan. 31, 2018
Commitments And Contingencies [Line Items]
Operating lease rent expense	$ 1,373	$ 1,350	$ 1,795	$ 1,640
Capital lease interest expense	$ 215	$ 190	$ 290	$ 211
Minimum [Member]
Commitments And Contingencies [Line Items]
Lease period	30 months		30 months
Maximum [Member]
Commitments And Contingencies [Line Items]
Lease period	36 months		36 months